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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864

                            Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  July 8, 2004 through August 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.


                                     PIONEER
                                     -------
                                   SHORT TERM
                                     INCOME
                                      FUND

                                     Annual
                                     Report

                                     8/31/04


[PIONEER INVESTMENTS LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         1
Portfolio Summary                                                             2
Performance Update                                                            3
Comparing Ongoing Fund Expenses                                               7
Portfolio Management Discussion                                               9
Schedule of Investments                                                      12
Financial Statements                                                         16
Notes to Financial Statements                                                24
Report of Independent Registered Public Accounting Firm                      29
The Pioneer Family of Mutual Funds                                           30
Trustees, Officers and Service Providers                                     31
Retirement Plans from Pioneer                                                38
Programs and Services for Pioneer Shareowners                                40

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 8/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
We're pleased to present Pioneer Short Term Income Fund's first shareholder report, covering the brief period from the Fund's inception on July 8, 2004, through its fiscal year-end on August 31, 2004. The Fund invests in a broad range of government, corporate and mortgage-backed bonds while maintaining an average effective maturity of less than three years. This timely offering seeks a high level of current income to the extent consistent with a relatively high level of stability of principal.

The Fund was launched against a backdrop of generally improving economic conditions accompanied by expectations of rising interest rates. Still, in the bond market, Treasury issues closed the period with higher prices (and lower yields) compared with a year ago. Corporate bonds and high-yield issues performed very well over the last twelve months, as fixed-income investors were encouraged by the continued improvement in the financial health of Corporate America. The U.S. stock market traced a jagged course during the past 12 months, but finished the period with a double-digit gain.

Although the economy continues to expand - albeit at a more measured pace than in 2003 - investors have been preoccupied with factors that might have undesirable impacts on the economy and the markets. The issue of terrorism remained in focus, particularly in August during the Summer Olympics and the Republican convention. The markets were also rattled by the continued rise in oil prices, which climbed near to $50 a barrel in late summer due in part to turmoil in the Middle East and vast demand from China and other developing nations.

Strong gains in employment during the second quarter triggered fears that the Federal Reserve would begin raising interest rates to combat inflation. In fact, the Federal Reserve Board raised short-term interest rates by one-quarter of a percentage point on June 30 - the first hike in four years - then raised rates by another quarter-point on August 10. While there may be further increases, they likely will be gradual since the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's moves, short-term rates remain near historic lows.

The possibility of higher interest rates and shifts in the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order. When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains that and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[TABULAR REPRESENTATION OF PIE CHART]

U.S. Government Agency Obligations         63.5%
U.S. Corporate Bonds                       32.4%
Asset Backed Security                       4.1%


Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[TABULAR REPRESENTATION OF PIE CHART]

Treasury/Agency                            71.40%
AA                                          1.04%
A                                           8.81%
BBB                                        13.60%
BB                                          5.15%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    U.S. Treasury Notes, 1.875%, 1/31/06                            9.11%
 2.    U.S. Treasury Bill, 0%, 12/16/04                                7.08
 3.    Federal Home Loan Mortgage Corp., 6.5%, 7/1/16                  6.83
 4.    Federal National Mortgage Association, 6.5%, 8/1/17             6.02
 5.    Government National Mortgage Association II, 6.0%, 5/20/13      5.12
 6.    Government National Mortgage Association, 7.0%, 11/15/13        4.34
 7.    Federal Home Loan Mortgage Corp., 6.5%, 3/1/11                  4.21
 8.    Federal Home Loan Mortgage Corp., 3.75%, 8/3/07                 4.10
 9.    Fannie Mae, 2.5%, 7/26/06 (STEP)                                4.07
10.    Volkswagon Auto Loan Trust, 2.94%, 3/22/10                      4.05

* This list excludes money market and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  8/31/04            7/8/04
                           $10.02             $10.00


Distributions per Share    Net Investment     Short-Term        Long-Term
(7/8/04 - 8/31/04)         Income             Capital Gains     Capital Gains
                           $0.0388            $   -             $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund at public offering price, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.


Average Annual Total Returns
(as of August 31, 2004)

                       Net Asset        Public Offering
Period                   Value              Price
Life-of-Class
(7/8/04)                 0.59%             -1.96%

[TABULAR REPRESENTATION OF LINE CHART]

Value of $10,000 Investment

                                      Lehman Brothers
                     Pioneer              One- to
                    Short Term           Three-Year
                     Income              Government/
                      Fund              Credit Index
                    ----------        ---------------
7/04                 $10,000               $10,000
8/04                 $ 9,481               $10,078


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 2.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  8/31/04           7/8/04
                           $10.01             $10.00

Distributions per Share    Net Investment     Short-Term      Long-Term
(7/8/04 - 8/31/04)         Income             Capital Gains   Capital Gains
                           $0.0302            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(as of August 31, 2004)

                      If           If
Period               Held       Redeemed
Life-of-Class
(7/8/04)             0.40%       -1.60%


[TABULAR REPRESENTATION OF LINE CHART]

Value of $10,000 Investment

                                Lehman Brothers
               Pioneer              One- to
             Short Term            Three-Year
               Income              Government/
                Fund              Credit Index
             ----------         ---------------
7/04          $10,000               $10,000
8/04          $10,052               $10,078

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

If Redeemed returns reflect deduction of applicable CDSC. The maximum CDSC is 2% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  8/31/04            7/8/04
                           $10.00             $10.00


Distributions per Share    Net Investment     Short-Term      Long-Term
(7/8/04 - 8/31/04)         Income             Capital Gains   Capital Gains
                           $0.0457            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.


Average Annual Total Returns
(as of August 31, 2004)

                        If           If
Period                 Held       Redeemed
Life-of-Class
(7/8/04)               0.46%       -0.54%


[TABULAR REPRESENTATION OF LINE CHART]

Value of $10,000 Investment

                                Lehman Brothers
               Pioneer              One- to
             Short Term            Three-Year
               Income              Government/
                Fund              Credit Index
             ----------         ---------------
7/04          $10,000               $10,000
8/04          $10,052               $10,078


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/04                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  8/31/04            7/8/04
                           $10.01             $10.00


Distributions per Share    Net Investment     Short-Term      Long-Term
(7/8/04 - 8/31/04)         Income             Capital Gains   Capital Gains
                           $0.04662           $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(as of August 31, 2004)

                        If           If
Period                 Held       Redeemed
Life-of-Class
(7/8/04)               0.57%        0.57%


[TABULAR REPRESENTATION OF LINE CHART]

Value of $10,000 Investment

                                Lehman Brothers
               Pioneer              One- to
             Short Term            Three-Year
               Income              Government/
                Fund              Credit Index
             ----------         ---------------
7/04          $10,000               $10,000
8/04          $10,064               $10,078


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the Fund's inception on July 8, 2004 and held until August 31, 2004.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on actual returns from inception (7/8/04) through August 31, 2004


Share Class                          A              B              C              Y
---------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 7/8/04
Ending Account Value             $1,005.90      $1,004.00      $1,004.60      $1,005.70
On 8/31/04
Expenses Paid During Period*     $    1.36      $    2.85      $    2.09      $    0.92

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.89%, 1.39%, and 0.61%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 55/366 (to reflect the partial year period).

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                     (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on a hypothetical 5% return before expenses, reflecting the period from inception (7/8/04) through August 31, 2004

Share Class                         A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 7/8/04
Ending Account Value            $1,006.16    $1,004.67    $1,005.42    $1,006.60
On 8/31/04
Expenses Paid During Period*    $    1.36    $    2.85    $    2.09    $    0.92

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.89%, 1.39%, and 0.61%, multiplied by the average account value over the period, multiplied by 55/366 (to reflect the partial year period).

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/04
--------------------------------------------------------------------------------

In the following interview, Richard Schlanger, a member of the Fund's management team, discusses the factors that influenced performance for the period between the Fund's inception on July 8, 2004, and the end of its fiscal period on August 31, 2004.

Q:   Could you review for shareowners the Fund's investment approach?

A: Certainly. Pioneer Short Term Income Fund's goal is to provide a high level of current income while maintaining a relatively stable share price. By a high level of income we mean a level attractive relative to money market funds and other stable investments. Unlike a money market fund, which seeks to provide a constant net asset value of $1.00 per share by investing in high quality short-term securities, the Fund's share price will fluctuate. In this vein, the Fund's weighted average maturity will be kept under three years. This shorter maturity means that overall duration - the best measure of price sensitivity to changes in interest rates - will generally be under two years.

     The average quality of Fund holdings will always be investment-grade or better, although we have the flexibility to invest up to 10% of assets in below-investment grade corporates, also known as "high yield" securities. In allocating Fund assets among government, mortgage-backed, corporate, and high-yield issues we focus strongly on the relative value offered by each sector at a particular time.

Q: How would you characterize the market environment for fixed-income investors since the Fund's inception?

A: Bond market conditions were generally favorable in July and August of this year. The Federal Reserve has kept short-term rates at historically low levels over the past two years, as the U.S. economy struggled to pull out of recession. On June 30, the Federal Reserve began the process of removing this accommodation, increasing short-term rates by one-quarter percentage point. This was followed in August by another 0.25% increase in the Fed funds rate.

     Despite this activity, interest rates actually fell and bond prices rose over the period. We believe bond investors were responding primarily to two factors. First, employment data came in weaker

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/04                             (continued)
--------------------------------------------------------------------------------

     than expected. The reports led some to question the sustainability of the current U.S. economic recovery and the inevitability of further Fed action. The other factor was the overhanging threat from terrorism. The Olympics in Greece and the Republican National Convention in New York City were both seen as possible venues for a strike. A terrorist attack that disrupted either event would likely have created significant economic and market turbulence. The fear of such an occurrence led to a strengthening of demand for shorter term, more stable fixed-income instruments.

Q:   How did the Fund perform over the brief period since inception?

A: The Fund's total return for Class A shares from its inception on July 8 through the end of August, was a positive 0.59%. The Fund's SEC yield as of August 31, 2004 was 2.72%. The total return and SEC yield numbers are for Class A shares, do not include the impact of any sales charges paid and taxes, and reflects an expense limitation that will be in effect through August 31, 2005. By comparison, the Fund's benchmark, Lehman Brothers one- to three-year Government/Credit Index, returned 0.77%.

Q:   What is your outlook?

A: We believe the fixed-income market may have overreacted somewhat to the perceptions of an economic slowdown and heightened threat of terrorism. While there is underlying strain, the global economy seems to be on a path of strengthening, with the possible exception of Europe. Economic indicators, such as the Institute for Supply Management survey, point to continued expansion as the most likely scenario in the United States. The roughly 8% U.S. growth rate of the third quarter of 2003 was obviously unsustainable, but a more normal 3.0% to 3.5% rate of GDP (gross domestic product) growth is likely for the near-to-intermediate term. This would support solid growth in employment over time and put some upward pressure on inflation and interest rates. The household survey of employment in fact suggests that employment has already begun to pick up. In view of these factors, and the fact that short-term rates have been kept at extraordinarily low levels for an extended period, we expect the Fed to continue on a course to raise short-term rates gradually over the next year and a half or so.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   How is the Fund currently positioned?

A: The Fund has broad exposure to the various sectors of the bond market. Currently, yield differentials are relatively narrow among sectors on the short end of the curve. For instance, high-quality corporates offer only .15% to .25% of additional yield versus Treasuries of comparable maturity. As of the end of August, more than 40% of the Fund's assets were invested in mortgage pass-through securities, which we found attractive for the incremental yield they offer. Our weighting in corporate bonds accounted for a little over a quarter of Fund assets and included high yield exposure of just under 5% of assets. Issues backed by the full faith and credit of the U.S. government totaled nearly 24% of assets.

     Average quality of the Fund is a high "AA." The Fund is conservatively positioned from the perspective of sensitivity to changes in interest rates as well. The weighted average maturity as of the end of August was 1.71 years, well under the Fund's maximum of three years. We believe that the Fund's high quality and limited exposure to interest rate risk makes it an attractive option for investors seeking to maintain important fixed-income exposure in an uncertain environment, as well as for those seeking an income advantage with relative stability of principal.

     The Fund's return and principal value will fluctuate with market conditions and interest rate conditions. The Fund also invests in below-investment-grade bonds,which may be more volatile and riskier than investment-grade securities. When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the fund will generally rise. These risks may increase share price volatility.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/04
--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                    Value
                            ASSET BACKED SECURITIES - 3.8%
                            Consumer Durables & Apparel - 3.8%
                            Home Furnishings - 3.8%
$200,000      AAA/Aaa       Volkswagon Auto Loan Trust, 2.94%, 3/22/10       $  199,547
                                                                             ----------
                            TOTAL ASSET BACKED SECURITIES
                            (Cost $197,625)                                  $  199,547
                                                                             ----------
                            CORPORATE BONDS - 30.4%
                            Materials - 1.0%
                            Paper Packaging - 1.0%
  50,000      BB/Ba2        Abitibi-Consolidated, Inc., 6.95%, 12/15/06      $   51,812
                                                                             ----------
                            Total Materials                                  $   51,812
                                                                             ----------
                            Automobiles & Components - 3.2%
                            Auto Parts & Equipment - 0.8%
  40,000      BBB+/Baa1     ERAC USA Finance Co., 6.625%, 5/15/06 (144A)     $   42,400
                                                                             ----------
                            Automobile Manufacturers - 2.4%
  70,000      BBB/A3        General Motors Acceptance Corp., 4.5%,
                              7/15/06                                        $   71,460
  50,000      BBB-/A3       Ford Motor Credit Co., 6.875%, 2/1/06                52,594
                                                                             ----------
                                                                             $  124,054
                                                                             ----------
                            Total Automobiles & Components                   $  166,454
                                                                             ----------
                            Hotels, Restaurants & Leisure - 0.9%
                            Hotels, Resorts & Cruise Lines - 0.9%
  50,000      A-/A3         Carnival Corp., 3.75%, 11/15/07                  $   50,348
                                                                             ----------
                            Total Hotels, Restaurants & Leisure              $   50,348
                                                                             ----------
                            Media - 2.5%
                            Movies & Entertainment - 2.5%
  70,000      BBB+/Baa1     AOL Time Warner, Inc., 6.125%, 4/15/06           $   73,577
  55,000      BBB+/Baa1     Walt Disney Co., 5.375%, 6/1/07                      57,769
                                                                             ----------
                            Total Media                                      $  131,346
                                                                             ----------
                            Food, Beverage & Tobacco - 1.4%
                            Tobacco - 1.4%
  70,000      BBB/Baa2      Altria Group, Inc., 6.375%, 2/1/06               $   72,708
                                                                             ----------
                            Total Food, Beverage & Tobacco                   $   72,708
                                                                             ----------
                            Health Care Equipment & Services - 1.4%
                            Health Care Facilities - 1.4%
  70,000      BBB-/Ba1      HCA, Inc., 7.0%, 7/1/07                          $   75,132
                                                                             ----------
                            Total Health Care Equipment & Services           $   75,132
                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                     Value
                            Diversified Financials - 10.4%
                            Consumer Finance - 3.3%
$70,000       BB+/Baa3      Capital One Financial, 7.25%, 5/1/06              $   74,525
100,000       A/A2          SLM Corp., 2.141% Floating Rate, 12/15/08             99,750
                                                                              ----------
                                                                              $  174,275
                                                                              ----------
                            Diversified Financial Services - 5.7%
200,000       AAA/Aaa       Fannie Mae, 2.5%, 7/26/06 (STEP)                  $  200,266
100,000       A/A1          Household Finance Corp., 1.998% Floating Rate,
                              8/15/08                                            100,007
                                                                              ----------
                                                                              $  300,273
                                                                              ----------
                            Specialized Finance - 1.4%
 70,000       BBB-/Baa3     GATX Financial Corp., 6.875%, 12/15/06            $   73,775
                                                                              ----------
                            Total Diversified Financials                      $  548,323
                                                                              ----------
                            Insurance - 2.2%
                            Life & Health Insurance - 1.2%
 62,000       BB+/Ba1       Provident Companies, Inc., 6.375%, 7/15/05        $   63,706
                                                                              ----------
                            Multi-Line Insurance - 1.0%
 50,000       AA-/A1        International Lease Finance Corp., 4.0%,
                              1/17/06                                         $   50,977
                                                                              ----------
                            Total Insurance                                   $  114,683
                                                                              ----------
                            Technology Hardware & Equipment - 2.0%
                            Communications Equipment - 1.0%
 50,000       BB+/Ba2       Corning Glass, 7.0%, 3/15/07                      $   50,000
                                                                              ----------
                            Technology Distributors - 1.0%
 50,000       BBB-/Baa3     Arrow Electronics, Inc., 7.0%, 1/15/07            $   53,842
                                                                              ----------
                            Total Technology Hardware & Equipment             $  103,842
                                                                              ----------
                            Telecommunication Services - 2.6%
                            Integrated Telecommunication Services - 1.6%
 10,000       BB+/Ba1       AT&T Corp., 7.5%, 6/1/06                          $   10,488
 70,000       BB+/Ba1       AT&T Corp., 7.0%, 11/15/06 (STEP)                     74,725
                                                                              ----------
                                                                              $   85,213
                                                                              ----------
                            Wireless Telecommunication Services - 1.0%
 50,000       BBB/Baa2      AT&T Wireless, 7.35%, 3/1/06                      $   53,372
                                                                              ----------
                            Total Telecommunication Services                  $  138,585
                                                                              ----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/04                                     (continued)
--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                   Value
                            Utilities - 2.8%
                            Electric Utilities - 2.8%
$80,000       BBB-/Baa3     Consumers Energy, 6.25%, 9/15/06                $   84,855
 60,000       A-/A2         Northern States Power, 2.875%, 8/1/06               59,948
                                                                            ----------
                            Total Utilities                                 $  144,803
                                                                            ----------
                            TOTAL CORPORATE BONDS
                            (Cost $1,592,968)                               $1,598,036
                                                                            ----------
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 44.2%
100,000                     Federal Home Loan Bank, 3.1%, 12/15/06          $  100,230
200,000                     Federal Home Loan Mortgage Corp., 3.75%,
                              8/3/07                                           201,836
 82,227                     Federal Home Loan Mortgage Corp., 5.5%,
                              4/1/08                                            84,440
194,682                     Federal Home Loan Mortgage Corp., 6.5%,
                              3/1/11                                           207,372
315,998                     Federal Home Loan Mortgage Corp., 6.5%,
                              7/1/16                                           336,022
108,780                     Federal Home Loan Mortgage Corp., 6.5%,
                              6/1/17                                           115,646
123,935                     Federal National Mortgage Association, 5.0%,
                              3/1/09                                           127,056
164,102                     Federal National Mortgage Association, 5.0%,
                              10/1/09                                          168,234
105,978                     Federal National Mortgage Association, 5.5%,
                              1/1/12                                           111,256
106,969                     Federal National Mortgage Association, 6.5%,
                              6/1/16                                           113,674
279,027                     Federal Naitonal Mortgage Association, 6.5%,
                              8/1/17                                           296,478
200,358                     Government National Mortgage Association,
                              7.0%, 11/15/13                                   213,505
239,397                     Government National Mortgage Association II,
                              6.0%, 5/20/13                                    251,879
                                                                            ----------
                            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                            (Cost $2,317,378)                               $2,327,628
                                                                            ----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                     Value
             U.S. TREASURY OBLIGATIONS - 15.1%
$350,000     U.S. Treasury Bill, 0%, 12/16/04                         $  348,454
 450,000     U.S. Treasury Notes, 1.875%, 1/31/06                        448,313
                                                                      ----------
             TOTAL U.S. TREASURY OBLIGATIONS
             (Cost $795,117)                                          $  796,767
                                                                      ----------
             TOTAL INVESTMENT IN SECURITIES - 93.5%
             (Cost $4,903,088)(a)(b)                                  $4,921,978
                                                                      ----------
             OTHER ASSETS AND LIABILITIES - 6.5%                      $  342,057
                                                                      ----------
             TOTAL NET ASSETS - 100.0%                                $5,264,035
                                                                      ==========

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2004 the value of these securities amounted to $42,400 or 0.8% of total net assets.

STEP Debt obligation initially issued at one coupon which converts to another coupon at a specified date. The rate shown is the rate at period end.

(a) At August 31, 2004 the net unrealized gain on investments based on cost for federal income tax purposes of $4,906,385 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost                        $ 16,634

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                          (1,041)
                                                                        --------
       Net unrealized gain                                              $ 15,593
                                                                        ========

(b) The Fund has elected to defer approximately $3,249 of currency losses recognized between July 8, 2004 and August 31, 2004 to its fiscal year ending August 31, 2005. Purchases and sales of securities (excluding temporary cash investments) for the period ended August 31, 2004, were as follows:

                                                 Purchases       Sales
                                                ----------      --------
        Long-term US Government                 $3,936,807      $620,727
        Other Long-term Securities              $1,592,903      $      -

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $4,903,088)            $4,921,978
  Cash                                                                63,911
  Receivables -
   Fund shares sold                                                  470,124
   Interest                                                           30,891
   Due from Pioneer Investment Management, Inc.                       49,904
  Other                                                                   22
                                                                  ----------
     Total assets                                                 $5,536,830
                                                                  ----------
LIABILITIES:
  Payables -
   Investment securities purchased                                $  200,192
   Fund shares repurchased                                             8,469
   Dividends                                                           4,522
  Due to affiliates                                                    4,547
  Accrued expenses                                                    55,065
                                                                  ----------
     Total liabilities                                            $  272,795
                                                                  ----------
NET ASSETS:
  Paid-in capital                                                 $5,248,824
  Accumulated net investment income                                    2,867
  Accumulated net realized loss on investments                        (6,546)
  Net unrealized gain on investments                                  18,890
                                                                  ----------
     Total net assets                                             $5,264,035
                                                                  ----------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $1,478,220/147,484 shares)                   $    10.02
                                                                  ==========
   Class B (based on $717,585/71,672 shares)                      $    10.01
                                                                  ==========
   Class C (based on $2,537,774/253,734 shares)                   $    10.00
                                                                  ==========
   Class Y (based on $530,456/53,002 shares)                      $    10.01
                                                                  ==========
MAXIMUM OFFERING PRICE:
   Class A ($10.02 [divided by] 97.5%)                            $    10.28
                                                                  ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period from 7/8/04 (Commencement of Operations) to 8/31/04

INVESTMENT INCOME:
  Interest                                                                $  12,117
                                                                          ---------
EXPENSES:
  Management fees                                           $1,905
  Transfer agent fees
   Class A                                                     128
   Class B                                                      28
   Class C                                                      88
   Class Y                                                      10
  Distribution fees
   Class A                                                     290
   Class B                                                     695
   Class C                                                   2,514
  Administrative fees                                        3,083
  Custodian fees                                             3,672
  Registration fees                                          5,225
  Professional fees                                         42,998
  Printing                                                   7,506
  Fees and expenses of nonaffiliated trustees                1,512
  Miscellaneous                                              2,013
                                                            ------
     Total expenses                                                       $  71,667
                                                                          ---------
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                      $ (65,581)
                                                                          ---------
     Net expenses                                                         $   6,086
                                                                          ---------
       Net investment income                                              $   6,031
                                                                          ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                        $     126
                                                                          ---------
  Net unrealized gain on investments                                      $  18,890
                                                                          ---------
   Net gain on investments                                                $  19,016
                                                                          ---------
   Net increase in net assets resulting from operations                   $  25,047
                                                                          =========

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period from 7/8/04 (Commencement of Operations) to 8/31/04


                                                                             7/8/04
                                                                               to
                                                                             8/31/04
FROM OPERATIONS:
  Net investment income                                                   $    6,031
  Net realized gain on investments                                               126
  Net unrealized gain on investments                                          18,890
                                                                          ----------
   Net increase in net assets resulting from operations                   $   25,047
                                                                          ----------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:
   Class A ($0.04 per share)                                              $   (3,541)
   Class B ($0.03 per share)                                                  (1,614)
   Class C ($0.05 per share)                                                  (6,934)
   Class Y ($0.05 per share)                                                  (1,248)
                                                                          ----------
     Total distributions to shareowners                                   $  (13,337)
                                                                          ----------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                        $5,156,536
  Reinvestment of distributions                                                7,219
  Cost of shares repurchased                                                (111,430)
                                                                          ----------
   Net increase in net assets resulting from Fund share transactions      $5,052,325
                                                                          ----------
   Net increase in net assets                                             $5,064,035
                                                                          ----------
NET ASSETS:
  Beginning of period (initial capitalization - 20,000 shares)            $  200,000
                                                                          ----------
  End of period (including accumulated net investment income
   of $2,867)                                                             $5,264,035
                                                                          ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the period from 7/8/04 (Commencement of Operations) to 8/31/04

CLASS A                                            '04 Shares      '04 Amount
Shares sold                                          147,654      $1,476,906
Reinvestment of distributions                            256           2,572
Less shares repurchased                              (10,426)       (104,361)
                                                     -------      ----------
  Net increase                                       137,484      $1,375,117
                                                     =======      ==========
CLASS B
Shares sold                                           68,295      $  682,134
Reinvestment of distributions                             44             441
                                                     -------      ----------
  Net increase                                        68,339      $  682,575
                                                     =======      ==========
CLASS C
Shares sold                                          250,695      $2,500,888
Reinvestment of distributions                            413           4,124
Less shares repurchased                                 (707)         (7,069)
                                                     -------      ----------
  Net increase                                       250,401      $2,497,943
                                                     =======      ==========
CLASS Y
Shares sold                                           49,661      $  496,608
Reinvestment of distributions                              8              82
                                                     -------      ----------
  Net increase                                        49,669      $  496,690
                                                     =======      ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     7/8/04 (a)
                                                                         to
                                                                      8/31/04
CLASS A
Net asset value, beginning of period                                   $10.00
                                                                       ------
Increase from investment operations:
  Net investment income                                                $ 0.03
  Net realized and unrealized gain on investments                        0.03
                                                                       ------
   Net increase from investment operations                             $ 0.06
Distributions to shareowners:
  Net investment income                                                 (0.04)
                                                                       ------
Net increase in net asset value                                        $ 0.02
                                                                       ------
Net asset value, end of period                                         $10.02
                                                                       ======
Total return*                                                            0.59%(b)
Ratio of net expenses to average net assets                              0.90%**
Ratio of net investment income to average net assets                     1.64%**
Portfolio turnover rate                                                 23.91%(b)
Net assets, end of period (in thousands)                               $1,478
Ratios with no waiver of management fees and assumption of
  expenses by PIM:
  Net expenses                                                           9.40%**
  Net investment loss                                                   (6.86)%**

(a)  Commencement of Operations.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
(b)  Not annualized

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    7/8/04 (a)
                                                                       to
                                                                     8/31/04
CLASS B
Net asset value, beginning of period                                  $10.00
                                                                      ------
Increase from investment operations:
  Net investment income                                               $ 0.01
  Net realized and unrealized gain on investments                       0.03
                                                                      ------
   Net increase from investment operations                            $ 0.04
Distributions to shareowners:
  Net investment income                                                (0.03)
                                                                      ------
Net increase in net asset value                                       $ 0.01
                                                                      ------
Net asset value, end of period                                        $10.01
                                                                      ======
Total return*                                                           0.40%(b)
Ratio of net expenses to average net assets                             1.89%**
Ratio of net investment income to average net assets                    0.65%**
Portfolio turnover rate                                                23.91%(b)
Net assets, end of period (in thousands)                              $  718
Ratios with no waiver of management fees and assumption of
  expenses by PIM:
  Net expenses                                                         10.65%**
  Net investment loss                                                  (8.11)%**

(a)  Commencement of Operations.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
(b)  Not annualized

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     7/8/04 (a)
                                                                         to
                                                                      8/31/04
CLASS C
Net asset value, beginning of period                                   $10.00
                                                                       ------
Increase from investment operations:
  Net investment income                                                $ 0.03
  Net realized and unrealized gain on investments                        0.02
                                                                       ------
   Net increase from investment operations                             $ 0.05
Distributions to shareowners:
  Net investment income                                                 (0.05)
                                                                       ------
Net increase in net asset value                                        $    -
                                                                       ------
Net asset value, end of period                                         $10.00
                                                                       ======
Total return*                                                            0.46%(b)
Ratio of net expenses to average net assets                              1.39%**
Ratio of net investment income to average net assets                     1.16%**
Portfolio turnover rate                                                 23.91%(b)
Net assets, end of period (in thousands)                               $2,538
Ratios with no waiver of management fees and assumption of
  expenses by PIM:
  Net expenses                                                           9.63%**
  Net investment loss                                                   (7.08)%**

(a)  Commencement of Operations.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
(b)  Not annualized

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     7/8/04 (a)
                                                                         to
                                                                      8/31/04
CLASS Y
Net asset value, beginning of period                                   $10.00
                                                                       ------
Increase from investment operations:
  Net investment income                                                $ 0.04
  Net realized and unrealized gain on investments                        0.02
                                                                       ------
   Net increase from investment operations                             $ 0.06
Distributions to shareowners:
  Net investment income                                                 (0.05)
                                                                       ------
Net increase in net asset value                                        $ 0.01
                                                                       ------
Net asset value, end of period                                         $10.01
                                                                       ======
Total return*                                                            0.57%(b)
Ratio of net expenses to average net assets                              0.61%**
Ratio of net investment income to average net assets                     1.94%**
Portfolio turnover rate                                                 23.91%(b)
Net assets, end of period (in thousands)                               $  530
Ratios with no waiver of management fees and assumption of
  expenses by PIM:
  Net expenses                                                          10.54%**
  Net investment loss                                                   (7.99)%**

(a)  Commencement of Operations.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized
(b)  Not annualized

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/04
--------------------------------------------------------------------------------
1. Organization and Significant Accounting Policies

Pioneer Short Term Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal. The Fund commenced operations on July 8, 2004. The initial shares outstanding prior to July 8, 2004 ("initial capitalization") were 10,000, 3,334, 3,333, and 3,333 of Class A, Class B, Class C, and Class Y, respectively, and are owned by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund. Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, has agreed to pay all organizational costs of the Fund.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of, the Board of Trustees. At August 31, 2004 there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. All discounts/premiums on debt securities are accreted/ amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions paid during the period ended August 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                                        2004
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income                                                    $13,337
   Long-term capital gain                                                   -
                                                                      -------
    Total                                                             $13,337
                                                                      =======
--------------------------------------------------------------------------------

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/04                               (continued)
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at August 31, 2004:

--------------------------------------------------------------------------------
                                                                       2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                       $ 7,389
  Dividend Payable                                                     (4,522)
  Post-October Loss Deferral                                           (3,249)
  Unrealized appreciation                                              15,593
                                                                      -------
    Total                                                             $15,211
                                                                      =======
--------------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of premium and amortization.

    For the period ended August 31, 2004, the Fund reclassified $10,173 to increase accumulated net investment income, $6,672 to increase accumulated net realized loss on investments, and $3,501 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $602 in underwriting commissions on the sale of Fund shares for the period ended August 31, 2004.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
    3). Income, common expenses, and realized and unrealized gains and losses

Pioneer Short Term Income Fund

    are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

2. Management Agreement

PIM, manages the Fund's portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.90% of the average daily net assets attributable to Class A. The portion of the Fund-wide expenses attributable to Class B, Class C and Class Y shares will be reduced only to the extent that such expenses are reduced for Class A shares.

PIM may subsequently recover reimbursed expenses (within three years of being incurred) from the Fund if the expense ratio of Class A is less than 0.90%. For the period ended August 31, 2005, $65,581 is subject to such potential reimbursement by the Fund. At August 31, 2004, there were no management fees payable by the Fund.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At August 31, 2004, $1,542 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/04                               (continued)
--------------------------------------------------------------------------------

Fund at negotiated rates. Included in due to affiliates is $253 in transfer agent fees payable to PIMSS at August 31, 2004.

4. Distribution Plan

The Fund adopted a Plan of Distribution with respect to each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $2,752 in distribution fees payable to PFD at August 31, 2004.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. (One year of purchase for shares purchased prior to February 1, 2004.) Class B shares that are redeemed within three years of purchase are subject to a CDSC at declining rates beginning at 2%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended August 31, 2004, there were no CDSCs paid to PFD.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Short Term Income Fund

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Short Term Income Fund (the "Fund") as of August 31, 2004, and the related statements of operations, changes in net assets and the financial highlights for the period from July 8, 2004 (Commencement of Operations) to August 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Short Term Income Fund at August 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period from July 8, 2004 (Commencement of Operations) to August 31, 2004, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
October 1, 2004

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


U.S. Equity                                   Asset Allocation
Pioneer Fund                                  Pioneer Ibbotson Moderate
Pioneer Balanced Fund                           Allocation Fund
Pioneer Equity Income Fund                    Pioneer Ibbotson Growth
Pioneer Growth Shares                           Allocation Fund
Pioneer Mid Cap Growth Fund                   Pioneer Ibbotson Aggressive
Pioneer Mid Cap Value Fund                       Allocation Fund
Pioneer Oak Ridge Large Cap
  Growth Fund                                 International/Global Equity
Pioneer Oak Ridge Small Cap                   Pioneer Emerging Markets Fund
  Growth Fund                                 Pioneer Europe Select Fund
Pioneer Papp America-Pacific                  Pioneer Europe Fund
  Rim Fund                                    Pioneer International Equity Fund
Pioneer Papp Small and Mid Cap                Pioneer International Value Fund
  Growth Fund
Pioneer Papp Stock Fund                       Fixed Income
Pioneer Papp Strategic                        Pioneer America Income Trust
  Growth Fund                                 Pioneer Bond Fund
Pioneer Real Estate Shares                    Pioneer Global High Yield Fund
Pioneer Research Fund*                        Pioneer High Yield Fund
Pioneer Small Cap Value Fund                  Pioneer Short Term Income Fund
Pioneer Small Company Fund                    Pioneer Strategic Income Fund
Pioneer Value Fund                            Pioneer Tax Free Income Fund

Money Market
Pioneer Cash Reserves Fund**


* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 65 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended August 31 is publicly available to shareowners at www.pioneerfunds.com. This information is also available at pioneerfunds.com and the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

Name and Age                  Positions Held With the Fund      Term of Office and Length of Service
John F. Cogan, Jr. (78)*      Chairman of the Board,            Since 2004.
                              Trustee and President             Serves until retirement or removal


*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

----------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**         Trustee and                       Since June, 2004.
                              Executive Vice President          Serves until retirement or removal


**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address          Positions Held With the Fund      Term of Office and Length of Service
Mary K. Bush (56)              Trustee                           Since 2004.
3509 Woodbine Street,                                            Serves until retirement or removal
Chevy Chase, MD 20815

----------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)   Trustee                           Since 2004.
Boston University Healthcare                                     Serves until retirement or removal
Entrepreneurship Program,
53 Bay State Road,
Boston, MA 02215

----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                 Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global Asset      Director of Harbor Global Company,
Management S.p.A. ("PGAM"); Non-Executive Chairman          Ltd.
and a Director of Pioneer Investment Management USA
Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
Director of Pioneer Alternative Investment Management
Limited (Dublin); President and a Director of Pioneer
Alternative Investment Management (Bermuda) Limited
and affiliated funds; President and Director of Pioneer
Funds Distributor, Inc. ("PFD"); President of all of the
Pioneer Funds; and Of Counsel (since 2000, partner
prior to 2000), Wilmer Cutler Pickering Hale and Dorr
LLP (counsel to PIM-USA and the Pioneer Funds)

-----------------------------------------------------------------------------------------------------
President and Chief Executive Officer, PIM-USA since        None
May, 2003 (Director since January, 2001); President
and Director of Pioneer since May, 2003; Chairman
and Director of Pioneer Investment Management
Shareholder Services, Inc. ("PIMSS") since May, 2003;
Executive Vice President of all of the Pioneer Funds
since June, 2003; Executive Vice President and Chief
Operating Officer of PIM-USA, November 2000 to May
2003; Executive Vice President, Chief Financial Officer
and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock
Advisers, L.L.C., April 1997 to November 1999

-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Principal Occupation During Past Five Years                  Other Directorships Held by this Trustee
President, Bush International (international financial       Director of Brady Corporation
advisory firm)                                               (industrial identification and
                                                             specialty coated material products
                                                             manufacturer), Millennium Chemicals,
                                                             Inc. (commodity chemicals), Mortgage
                                                             Guaranty Insurance Corporation, and
                                                             R.J. Reynolds Tobacco Holdings, Inc.
                                                             (tobacco)
-----------------------------------------------------------------------------------------------------
Alexander Graham Bell Professor of Health Care               None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of Surgery,
Boston University School of Medicine; and University
Professor, Boston University
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address           Positions Held With the Fund   Term of Office and Length of Service
Margaret B.W. Graham (57)       Trustee                        Since 2004.
1001 Sherbrooke Street West,                                   Serves until retirement or removal
Montreal, Quebec, Canada
H3A 1G5
----------------------------------------------------------------------------------------------------
Marguerite A. Piret (56)        Trustee                        Since 2004.
One Boston Place, 28th Floor,                                  Serves until retirement or removal
Boston, MA 02108
----------------------------------------------------------------------------------------------------
Stephen K. West (76)            Trustee                        Since 2004.
125 Broad Street,                                              Serves until retirement or removal
New York, NY 10004
----------------------------------------------------------------------------------------------------
John Winthrop (68)              Trustee                        Since 2004.
One North Adgers Wharf,                                        Serves until retirement or removal
Charleston, SC 29401


--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

Name and Age                 Positions Held With the Fund   Term of Office and Length of Service
Dorothy E. Bourassa (56)     Secretary                      Since 2004.
                                                            Serves at the discretion of board.

-------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)   Assistant Secretary            Since 2004.
                                                            Serves at the discretion of board.

-------------------------------------------------------------------------------------------------
David C. Phelan (47)         Assistant Secretary            Since 2004.
                                                            Serves at the discretion of board.

-------------------------------------------------------------------------------------------------
Vincent Nave (59)            Treasurer                      Since 2004.
                                                            Serves at the discretion of board.

-------------------------------------------------------------------------------------------------
Luis I. Presutti (39)        Assistant Treasurer            Since 2004.
                                                            Serves at the discretion of board.

-------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                   Other Directorships Held by this
Principal Occupation During Past Five Years                        Trustee
Founding Director, The Winthrop Group, Inc. (consulting firm);     None
Professor of Management, Faculty of Management, McGill
University

---------------------------------------------------------------------------------------------------
President and Chief Executive Officer, Newbury, Piret &            None
Company, Inc. (investment banking firm)

---------------------------------------------------------------------------------------------------
Senior Counsel, Sullivan & Cromwell (law firm)                     Director, The Swiss Helvetia Fund,
                                                                   Inc. (closed-end investment
                                                                   company) and AMVESCAP PLC
                                                                   (investment managers)

---------------------------------------------------------------------------------------------------
President, John Winthrop & Co., Inc.                               None
(private investment firm)

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                 Other Directorships Held by this
Principal Occupation During Past Five Years                      Officer
Secretary of PIM-USA; Senior Vice President-Legal of             None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of the
Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003);
and Senior Counsel, Assistant Vice President and Director
of Compliance of PIM-USA from April 1998 through
October 2000
---------------------------------------------------------------------------------------------------
Assistant Vice President and Senior Counsel of Pioneer since     None
July 2002; Vice President and Senior Counsel of BISYS Fund
Services, Inc. (April 2001 to June 2002); Senior Vice
President and Deputy General Counsel of Funds Distributor,
Inc. (July 2000 to April 2001; Vice President and Associate
General Counsel from July 1996 to July 2000); Assistant
Secretary of all of the Pioneer Funds since September 2003
---------------------------------------------------------------------------------------------------
Partner, Hale and Dorr LLP; Assistant Secretary of all of        None
Pioneer Funds since September 2003
---------------------------------------------------------------------------------------------------
Vice President-Fund Accounting, Administration and Custody       None
Services of Pioneer (Manager from September 1996 to
February 1999); and Treasurer of all of the Pioneer Funds
(Assistant Treasurer from June 1999 to November 2000)
---------------------------------------------------------------------------------------------------
Assistant Vice President-Fund Accounting, Administration         None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

Name and Age                  Positions Held With the Fund   Term of Office and Length of Service
Gary Sullivan (46)            Assistant Treasurer            Since 2004.
                                                             Serves at the discretion of board.

-------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30)   Assistant Treasurer            Since 2004.
                                                             Serves at the discretion of board.

-------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                               Other Directorships Held by this
Principal Occupation During Past Five Years                    Officer
Fund Accounting Manager-Fund Accounting, Administration        None
and Custody Services of Pioneer; and Assistant Treasurer of
all of the Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------
Fund Administration Manager-Fund Accounting,                   None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.


Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.


Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.


* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)

This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 6 months from your redemption. Upon your request, the shares will be reinvested into your choice of any class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

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                            This page for your notes.

                            This page for your notes.

                            This page for your notes.

44
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--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways to you to contact us for assistance or information:


Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                        www.pioneerfunds.com


Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[PIONEER INVESTMENTS LOGO]


Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com







16098-00-1004
(C)2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC






ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.


Audit Fees
Fees for audit services provided to the Fund, including fees associated with the initial and annual filings of its Form N-1A, totaled approximately $35,000 in 2004, its first fiscal year.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2004.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $6,000 for 2004.



(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during its first fiscal year ended August
31, 2004.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,000 in 2004.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Affiliates'* Fees Required to be
Pre-Approved:

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the year ended August 31, 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  October 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 28, 2004

* Print the name and title of each signing officer under his or her signature.